Consolidated statements of comprehensive income (parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of comprehensive income [Abstract]
Income tax on remeasurement of defined benefit liability	$ 1,581	$ (5,440)
Remeasurements of investee, tax	5,144	0
Gains on derivatives designated as cash flow hedges - equity-accounted investee, tax	$ (909)	$ 0